BASIS OF PRESENTATION	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
BASIS OF PRESENTATION

2.	BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Issues Committee (“IFRIC”). The principal accounting policies applied in the preparation of these financial statements are set out below. These policies have been consistently applied to all years presented, unless otherwise stated.

These consolidated financial statements have been prepared on a historical cost basis, modified where applicable. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.

Amendments to an IFRS Accounting Standard that are mandatorily effective for the current year

The Group has adopted the following amendments to an IFRS Accounting Standard for the first time for the current year’s consolidated financial statements.

Amendments to IAS 21	Lack of Exchangeability

The application of the amendments to an IFRS Accounting Standard in the current year has had no material impact on the Group’s financial positions and performance for the current and prior years and/or on the disclosures set out in these consolidated financial statements.

New and amendments to IFRS Accounting Standards issued but not yet effective

The following new standard, amendments to existing standards and annual improvements have been issued, but are not effective for the financial year beginning on April 1, 2025 and have not been early adopted:

Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments[1]
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity[1]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[3]
Amendments to IFRS Accounting Standards	Annual Improvements to IFRS Accounting Standards – Volume 11[1]
IFRS 18	Presentation and Disclosure in Financial Statements[2]
IFRS 19	Subsidiaries without Public Accountability: Disclosures[2]
Amendments to IFRS 19	Amendments to Subsidiaries without Public Accountability: Disclosures[2]
Amendments to IAS 21	Translation to a Hyperinflationary Presentation Currency[2]

[1] Effective for annual periods beginning on or after January 1, 2026.

[2] Effective for annual/reporting periods beginning on or after January 1, 2027.

[3] Effective for annual periods beginning on or after a date to be determined.

The directors of the Group anticipate that the application of all the new and amendments to IFRS Accounting Standards will have no material impact on the Group’s financial positions and performance and/or on the disclosures to the Group in the foreseeable future.